SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                       DWS Dreman Financial Services Fund

As a result of the merger of DWS Dreman Financial Services Fund into DWS Dreman High Return Equity Fund, effective November 20, 2006, DWS Dreman Financial Services Fund -- Class A, Class B and Class C is no longer available.












               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group



November 21, 2006
DSSF2-3600